UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22856

Goldman Sachs MLP Income Opportunities Fund

Goldman Sachs MLP and Energy Renaissance Fund

(Exact name of registrant as specified in charter)

200 West Street, New York, New York	10282
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 902-1000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2017

Item 1.	Schedule of Investments.

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 147.1%
Gathering + Processing – 54.5%
854,335	Antero Midstream Partners LP	$ 29,303,690
2,519,401	DCP Midstream LP	98,760,519
638,007	Enable Midstream Partners LP	10,412,274
778,423	ONEOK Partners LP	40,773,797
537,161	Rice Midstream Partners LP	13,219,532
86,243	Summit Midstream Partners LP	2,056,896
1,665,928	Targa Resources Corp.	94,124,932
293,503	Western Gas Equity Partners LP	13,457,113
125,000	Western Gas Partners LP	7,771,250
1,605,874	Williams Partners LP	64,716,722

		374,596,725

Marine Transportation | Petroleum – 1.2%
389,087	KNOT Offshore Partners LP	8,579,368

Marketing | Retail – 3.2%
465,025	AmeriGas Partners LP	21,842,224

Marketing | Wholesale – 5.7%
448,159	CrossAmerica Partners LP	11,889,658
459,734	Sprague Resources LP	12,573,725
583,068	Sunoco LP	14,932,372

		39,395,755

Other – 1.6%
305,128	CorEnergy Infrastructure Trust, Inc.	10,890,018

Pipeline Transportation | Natural Gas – 18.0%
41,783	Energy Transfer Equity LP	787,192
459,957	Energy Transfer Equity LP (PIPE)(a)	8,130,651
2,512,356	Energy Transfer Partners LP	94,992,180
250,457	EQT Midstream Partners LP	19,741,021

		123,651,044

Pipeline Transportation | Petroleum – 41.9%
558,392	Buckeye Partners LP	38,484,377
413,410	NGL Energy Partners LP	9,177,702
1,422,450	NuStar Energy LP	74,308,788
1,026,537	PBF Logistics LP	21,300,643
264,447	Phillips 66 Partners LP	14,711,186
2,554,059	Plains All American Pipeline LP	81,934,213
1,084,025	Sunoco Logistics Partners LP	27,458,353
417,309	Valero Energy Partners LP	20,431,449

		287,806,711

Power Generation(b) – 3.4%
863,780	Enviva Partners LP	23,494,816

Production + Mining | Hydrocarbon – 1.1%
570,389	Sanchez Production Partners LP	7,300,979

Shares	Description	Value
Common Stocks – (continued)
Regasification – 0.1%
15,043	Golar LNG Partners LP	$ 339,069

Services | Midstream – 6.6%
1,357,795	Archrock Partners LP	24,236,641
1,418,842	CSI Compressco LP	15,763,335
284,487	USA Compression Partners LP	5,055,334

		45,055,310

Storage | Liquids – 9.8%
367,000	Arc Logistics Partners LP	5,497,660
514,391	TransMontaigne Partners LP	22,772,090
610,041	VTTI Energy Partners LP	11,163,750
1,152,760	Western Refining Logistics LP	28,127,344

		67,560,844

TOTAL COMMON STOCKS (Cost $909,241,745)		$1,010,512,863

Shares	Rate	Value
Preferred Stock – 0.5%
Services | Midstream – 0.5%
CSI Compressco LP
250,254	11.000%	$ 3,032,077
(Cost $2,851,876)

Investment Company(b)(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
1,259	0.470%	$ 1,259
(Cost $1,259)

TOTAL INVESTMENTS – 147.6% (Cost $912,094,880)		$1,013,546,199

BORROWINGS – (48.1)%		(330,000,000)

LIABILITIES IN EXCESS OF OTHER ASSETS – 0.5%		3,229,783

NET ASSETS – 100.0%		$ 686,775,982

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $8,130,651, which represents approximately 1.2% of net assets as of February 28, 2017. See additional details below:

Restricted Security	Acquisition Date	Cost

Energy Transfer Equity LP (PIPE)	01/09/17	$747,707

(b)	Represents an affiliated issuer/fund.

(c)	Variable or floating rate security. Interest rate disclosed is that which is in effect on February 28, 2017.

Investment Abbreviations:
LP	— Limited Partnership
PIPE	— Private Investment in Public Equity

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP AND ENERGY RENAISSANCE FUND

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At February 28, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$803,027,429

Gross unrealized gain	228,690,660
Gross unrealized loss	(18,171,890)

Net unrealized security gain	$210,518,770

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments

February 28, 2017 (Unaudited)

Shares	Description	Value
Common Stocks – 145.5%
Gathering + Processing – 51.4%
230,548	Antero Midstream Partners LP	$ 7,907,796
385,289	Cone Midstream Partners LP	8,927,146
1,419,640	DCP Midstream LP	55,649,888
604,304	Enable Midstream Partners LP	9,862,241
367,261	MPLX LP	13,665,782
612,934	ONEOK Partners LP	32,105,483
490,798	Rice Midstream Partners LP	12,078,539
700,431	Summit Midstream Partners LP	16,705,279
862,994	Targa Resources Corp.	48,759,161
204,125	Western Gas Equity Partners LP	9,359,131
151,775	Western Gas Partners LP	9,435,852
1,067,416	Williams Partners LP	43,016,865

		267,473,163

Marine Transportation | Petroleum – 3.5%
784,829	Capital Product Partners LP	2,597,784
695,695	KNOT Offshore Partners LP	15,340,075

		17,937,859

Marketing | Retail – 6.5%
719,461	AmeriGas Partners LP	33,793,083

Marketing | Wholesale – 7.8%
616,231	CrossAmerica Partners LP	16,348,609
883,838	Sprague Resources LP(a)	24,172,969

		40,521,578

Other – 1.9%
276,901	CorEnergy Infrastructure Trust, Inc.	9,882,597

Pipeline Transportation | Natural Gas – 10.3%
13,186	Energy Transfer Equity LP	248,424
349,758	Energy Transfer Equity LP (PIPE)(b)	6,182,665
914,808	Energy Transfer Partners LP	34,588,890
162,480	EQT Midstream Partners LP	12,806,674

		53,826,653

Pipeline Transportation | Petroleum – 34.3%
124,516	Buckeye Partners LP	8,581,643
378,364	Delek Logistics Partners LP	11,710,366
390,734	Holly Energy Partners LP	14,035,165
511,532	NGL Energy Partners LP	11,356,010
441,582	NuStar Energy LP	23,068,244
1,075,650	PBF Logistics LP	22,319,738
183,134	Phillips 66 Partners LP	10,187,744
1,239,392	Plains All American Pipeline LP	39,759,695
1,088,070	Sunoco Logistics Partners LP	27,560,813
199,061	Valero Energy Partners LP	9,746,027

		178,325,445

Shares	Description	Value
Common Stocks – (continued)
Power Generations – 0.9%
179,123	Enviva Partners LP	$ 4,872,146

Production + Mining | Coal – 2.1%
480,965	Alliance Resource Partners LP	10,990,050

Production + Mining | Hydrocarbon – 1.1%
444,802	Sanchez Production Partners LP	5,693,466

Refining – 1.8%
170,190	Tesoro Logistics LP	9,583,399

Regasification – 9.3%
441,112	Golar LNG Partners LP	9,942,664
1,994,713	Hoegh LNG Partners LP(a)	38,497,961

		48,440,625

Services | Midstream – 8.5%
615,465	Archrock Partners LP	10,986,050
2,119,812	CSI Compressco LP(a)	23,551,111
538,887	USA Compression Partners LP	9,576,022

		44,113,183

Storage | Liquids – 6.1%
319,999	Arc Logistics Partners LP	4,793,585
566,066	VTTI Energy Partners LP	10,359,008
681,250	Western Refining Logistics LP	16,622,500

		31,775,093

TOTAL COMMON STOCKS (Cost $663,870,947)		$ 757,228,340

Shares	Rate	Value
Preferred Stock – 0.4%
Services | Midstream – 0.4%
CSI Compressco LP
188,499	11%	$ 2,283,854
(Cost $2,148,120)

Investment Company(a)(c) – 0.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
791	0.470%	$ 791
(Cost $791)

TOTAL INVESTMENTS – 145.9% (Cost $666,019,858)		$ 759,512,985

BORROWINGS – (46.5)%		(242,000,000)

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		3,098,301

NET ASSETS – 100.0%		$ 520,611,286

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer/fund.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

(b)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $6,182,665, which represents approximately 1.2% of net assets as of February 28, 2017. See additional details below:

Restricted Security	Acquisition Date	Cost

Energy Transfer Equity LP (PIPE)	01/09/17	$6,195,963

(c)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2017.

Investment Abbreviations:
LP	— Limited Partnership
PIPE	— Private Investment in Public Equity

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP INCOME OPPORTUNITIES FUND

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At February 28, 2017, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$608,022,855

Gross unrealized gain	166,543,282
Gross unrealized loss	(15,053,182)

Net unrealized security gain	$151,490,100

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CLOSED-END FUNDS

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price.

Private Investments in Public Equities — Private investments in public equities (“PIPEs”) are valued the same as other equity securities as noted above. A Liquidity Value Adjustment (LVA) may be applied to securities which are subject to externally imposed and legally enforceable trading restrictions or which convert to publicly traded securities in the future when certain conditions are met. An LVA is a discount to the market price of an issuer’s common stock, which is based on the length of the lock-up time period and volatility of the underlying security. PIPEs are classified as Level 2 until such time as the transfer restriction is removed.

Money Market Funds — Investments in the Goldman Sachs Financial Square Govermnet Fnd- Institutional Shares (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market

GOLDMAN SACHS CLOSED-END FUNDS

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments. GSAM did not develop the unobservable inputs (examples include but are not limited to single source broker quotations, third party pricing, etc.) for the valuation of Level 3 Assets and Liabilities.

Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of February 28, 2017:

Goldman Sachs MLP and Energy Renaissance Fund

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
MLP’s
Europe	$20,082,188	$—	$—
North America	865,105,806	—	—
Corporations
North America	117,194,218	8,130,651	—
Preferred Stock(a)
North America		—	3,032,077
Investment Company	1,259	—	—
Total	$1,002,383,471	$8,130,651	$3,032,077

MLP INCOME OPPORTUNITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock(a)
MLP’s
Europe	$38,239,531	$—	$—
North America	641,130,888	6,182,665	—
Corporations
North America	71,675,256
Preferred Stock(a)
North America		—	2,283,854
Investment Company	791	—	—
Total	$751,046,466	$6,182,665	$2,283,854

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile

For further information regarding security characteristics, see the Schedule of Investments.

The Funds’ risks include, but are not limited to, the following:

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. Loss may also result from the imposition of exchange controls, confiscations, and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

GOLDMAN SACHS CLOSED-END FUNDS

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Leverage Risk — The use of leverage creates an opportunity for increased net investment income dividends, but also creates risks for the investors. There is no assurance that each Fund’s intended leveraging strategy will be successful. Leverage involves risks and special considerations, including the likelihood of greater volatility of NAV, market price and dividend rate than a comparable portfolio without leverage; the risk that fluctuations in interest rates on borrowings and short-term debt or in the interest or dividend rates on any leverage that a Fund must pay will reduce the Fund’s return; the effect of leverage in a declining market, which is likely to cause a greater decline in the NAV than if the Fund were not leveraged, which may result in a greater decline in the market price; the investment advisory fees payable to the Investment Adviser will be higher than if the Fund did not use financial leverage; and that leverage may increase operating costs, which may reduce total return. The use of leverage may impact a Fund’s ability to declare dividends and distributions; the Funds are generally not permitted to declare cash dividends or other distributions unless, at the time of such declaration, the value of the Fund’s assets, less liabilities other than the principal amount of borrowings, is at least 300% of such principal amount (after deducting the amount of such dividend or distribution). This prohibition does not apply to privately arranged debt that is not intended to be publicly distributed (i.e., each Fund’s credit facility, as discussed above).

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value.

Market and Credit Risks — An investment in a Fund represents an indirect investment in the securities owned by the Fund, a significant portion of which are traded on a national securities exchange. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Each Fund will utilize leverage, which magnifies the market risk. Additionally, a Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Discount Risk — Shares of closed-end investment companies frequently trade at a discount from their NAV. This characteristic is a risk separate and distinct from the risk that a Fund’s NAV could decrease as a result of its investment activities and may be greater for investors expecting to sell their shares in a relatively short period of time following completion of the Fund’s initial offering. Although the value of a Fund’s net assets is generally considered by market participants in determining whether to purchase or sell shares, whether investors will realize gains or losses upon the sale of their shares will depend entirely upon whether the market price of the shares at the time of sale is above or below the investor’s adjusted tax cost basis for the shares. Because the market price of the shares will be determined by factors such as (i) NAV, (ii) dividend and distribution levels and their stability (which will in turn be affected by levels of dividend and interest payments by a Fund’s portfolio holdings, the timing and success of the Fund’s investment strategies, regulations affecting the timing and character of Fund distributions, Fund expenses and other factors), (iii) supply of and demand for the shares, (iv) trading volume of the shares, (v) general market, interest rate and economic conditions and (vi) other factors that may be beyond the control of the Fund. A Fund cannot predict whether the shares will trade at, below or above NAV or at, below or above the initial public offering price.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Funds may invest in PIPE securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Funds may bear the price risk from the time of pricing until the time of closing. Equity issued in this manner is often subject to transfer restrictions and is therefore less liquid than equity issued through a registered public offering. The Funds may be subject to lock-up agreements that prohibit transfers for a fixed period of time. In addition, because the sale of the securities in a PIPE transaction is not registered under the Securities Act, the securities are “restricted” and cannot be immediately resold into the public markets. The ability of the Funds to freely transfer restricted shares is conditioned upon, among other things, the SEC’s preparedness to declare the resale registration statement effective and the issuer’s right to suspend the Fund’s use of the resale registration statement if the issuer is pursuing a transaction or some other material non-public event is occurring. Accordingly, PIPE securities may be subject to risks associated with illiquid securities.

Sector Risk — The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

GOLDMAN SACHS CLOSED-END FUNDS

Schedule of Investments (continued)

February 28, 2017 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Strategy Risk — Each Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Funds and their shareholders.

Tax Risks — Tax risks associated with investments in the Fund include, but are not limited to, the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Funds will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Funds generally will be subject to U.S. federal income tax on their taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Tax Estimation/NAV Risk. In calculating a Fund’s NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. A Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Funds on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce a Fund’s NAV which could have an effect on the market price of the shares. The Funds may also record a deferred tax asset balance, which reflects an estimate of a Fund’s future tax benefit associated with net operating losses and/or unrealized losses. Any deferred tax asset balance will increase a Fund’s NAV to the extent it exceeds any valuation allowance, which could have an effect on the market price of the shares. Each Fund will rely to some extent on information provided by MLPs, which may not be provided to the Funds on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The daily estimate of a Fund’s current and deferred tax liability and/or asset balances used to calculate each Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, a Fund may modify its estimates or assumptions regarding their current and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Chief Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Chief Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs MLP Income Opportunities Fund and Goldman Sachs MLP and Energy Renaissance Fund

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date April 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Chief Executive Officer

Date April 26, 2017

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date April 26, 2017

*	Print the name and title of each signing officer under his or her signature.